CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT - USD ($)	Series A Preferred	Common Stock	Additional Paid-In Capital	Treasury Stock	Note Receivable from Sale of Stock	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Mar. 31, 2013	$ 500	$ 1,200	$ 59,288,300	$ (3,968,100)	$ (209,100)	$ (67,669,200)	$ (12,556,400)
Beginning Balance, Shares at Mar. 31, 2013	500,000	1,174,092
Share-based compensation expense			$ 1,137,300				$ 1,137,300
Proceeds from sale of common stock for cash, including exercises of warrants under Discount Warrant Exercise Program, Amount			335,900				335,900
Proceeds from sale of common stock for cash, including exercisesof warrants under Discount Warrant Exercise Program, Shares		32,751
Beneficial conversion feature on note issued to Platinum in July 2013			$ 100,700				$ 100,700
Payments on and settlement of note receivable for sale of stock					$ 11,000		11,000
Allocated proceeds from sale of Units for cash under 2013 Unit Private Placement, including beneficial conversion feature		$ 100	$ 838,100				838,200
Allocated proceeds from sale of Units for cash under 2013 Unit Private Placement, including beneficial conversion feature, Shares		100,750
Allocated proceeds from sale of Units for cash under 2014 Unit Private Placement, including beneficial conversion feature			36,000				36,000
Allocated proceeds from sale of Units for cash under 2014 Unit Private Placement, including beneficial conversion feature, Shares		2,500
Incremental fair value of warrant modifications			204,300				204,300
Fair value of warrants issued to Morrison & Foerster, Cato Research Ltd. and University Health Network in connection with accrued interest on underlying notes			$ 60,800				60,800
Net Loss						$ (2,967,700)	(2,967,700)
Ending Balance, Amount at Mar. 31, 2014	$ 500	$ 1,300	$ 62,001,400	$ (3,968,100)	$ (198,100)	$ (70,636,900)	(12,799,900)
Ending Balance, Shares at Mar. 31, 2014	500,000	1,310,093
Share-based compensation expense			$ 2,460,100				2,460,100
Payments on and settlement of note receivable for sale of stock					$ 198,100		198,100
Allocated proceeds from sale of Units for cash under 2014 Unit Private Placement, including beneficial conversion feature		$ 300	$ 2,746,800				2,747,100
Allocated proceeds from sale of Units for cash under 2014 Unit Private Placement, including beneficial conversion feature, Shares		280,350
Incremental fair value of warrant modifications			$ 98,400				98,400
Net Loss						$ (13,885,800)	(13,885,800)
Ending Balance, Amount at Mar. 31, 2015	$ 500	$ 1,700	$ 67,945,800	$ (3,968,100)		$ (84,522,700)	(20,542,800)
Net Loss							(38,718,800)
Ending Balance, Amount at Dec. 31, 2015							$ (1,598,300)